                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]: Amendment Number:
                                               ------------------

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Howard Hughes Medical Institute
Address: 4000 Jones Bridge Road
         Chevy Chase, MD 20815-6789

Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Richard Pender
Title: Managing Director - Global Equities
Phone: (301) 215-8697

Signature, Place, and Date of Signing:

  /s/ Richard Pender          Chevy Chase, Maryland             05/08/09
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:        37
Form 13F Information Table Value Total:   538,063
                                        (thousands)

List of Other Included Managers:

     None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                           FORM 13F INFORMATION TABLE

             COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------------------------------------------------------------------------------------------
             NAME OF                TITLE OF                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             ISSUER                  CLASS         CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES             COMMON           002824100    5,963   125,000  SH  N/A    SOLE       N/A     X    N/A   N/A
AMAZON.COM INC                  COMMON           023135106    6,610    90,000  SH  N/A    SOLE       N/A     X    N/A   N/A
ANADARKO PETROLEUM CORP.        COMMON           032511107    8,750   225,000  SH  N/A    SOLE       N/A     X    N/A   N/A
APPLE INC                       COMMON           037833100    9,986    95,000  SH  N/A    SOLE       N/A     X    N/A   N/A
CANON INC                       ADR              138006309    5,806   200,000  SH  N/A    SOLE       N/A     X    N/A   N/A
CISCO SYSTEMS INC               COMMON           17275R102    9,224   550,000  SH  N/A    SOLE       N/A     X    N/A   N/A
DEERE & COMPANY                 COMMON           244199105    9,039   275,000  SH  N/A    SOLE       N/A     X    N/A   N/A
DIAGEO PLC                      SPON ADR NEW     25243Q205    3,133    70,000  SH  N/A    SOLE       N/A     X    N/A   N/A
DISNEY WALT CO                  COM DISNEY       254687106    9,427   519,100  SH  N/A    SOLE       N/A     X    N/A   N/A
EMC CORP. MASS                  COMMON           268648102    5,700   500,000  SH  N/A    SOLE       N/A     X    N/A   N/A
EMERSON ELECTRIC CO.            COMMON           291011104    5,002   175,000  SH  N/A    SOLE       N/A     X    N/A   N/A
GENERAL ELECTRIC CO             COMMON           369604103    5,813   575,000  SH  N/A    SOLE       N/A     X    N/A   N/A
GOLDMAN SACHS GROUP INC         COMMON           38141G104    4,771    45,000  SH  N/A    SOLE       N/A     X    N/A   N/A
ISHARES TRUST                   MSCI EAFE IDX    464287465      188     5,000  SH  N/A    SOLE       N/A     X    N/A   N/A
ISHARES TRUST                   MSCI EMERG MKT   464287234  150,721 6,075,000  SH  N/A    SOLE       N/A     X    N/A   N/A
ISHARES TRUST                   RUSSELL1000GRW   464287614   51,743 1,475,000  SH  N/A    SOLE       N/A     X    N/A   N/A
ISHARES RUSSELL 1000 VALUE      RUSSELL1000VAL   464287598   36,675   900,000  SH  N/A    SOLE       N/A     X    N/A   N/A
JOHNSON & JOHNSON               COMMON           478160104    8,416   160,000  SH  N/A    SOLE       N/A     X    N/A   N/A
JP MORGAN CHASE & CO            COMMON           46625H100    5,050   190,000  SH  N/A    SOLE       N/A     X    N/A   N/A
MARKET VECTORS ETF TRUST        RUSSIA ETF       57060U506    8,430   600,000  SH  N/A    SOLE       N/A     X    N/A   N/A
MARVEL ENTERTAINMENT INC        COMMON           57383T103    5,974   225,000  SH  N/A    SOLE       N/A     X    N/A   N/A
MCCORMICK & CO INC              COM NON VTG      579780206    2,957   100,000  SH  N/A    SOLE       N/A     X    N/A   N/A
MCDONALD'S CORP                 COMMON           580135101    8,186   150,000  SH  N/A    SOLE       N/A     X    N/A   N/A
PROCTER & GAMBLE CO             COMMON           742718109    3,061    65,000  SH  N/A    SOLE       N/A     X    N/A   N/A
SCHLUMBERGER LTD                COMMON           806857108    4,062   100,000  SH  N/A    SOLE       N/A     X    N/A   N/A
SCRIPPS NETWORKS INTERACTIVE    CL A COM         811065101    6,190   275,000  SH  N/A    SOLE       N/A     X    N/A   N/A
SPDR TRUST                      UNIT SER 1       78462F103   52,881   665,000  SH  N/A    SOLE       N/A     X    N/A   N/A
TIME WARNER INC                 COMMON           887317303    4,825   250,000  SH  N/A    SOLE       N/A     X    N/A   N/A
UNION PACIFIC CORP              COMMON           907818108    7,194   175,000  SH  N/A    SOLE       N/A     X    N/A   N/A
ADOLOR CORP                     COMMON           00724X102      294    18,750  SH  N/A    SOLE       N/A     X    N/A   N/A
LEXICON PHARMACEUTICALS INC     COMMON           528872104    2,813   703,997  SH  N/A    SOLE       N/A     X    N/A   N/A
MIDDLEBROOK PHARMACEUTICALS INC COMMON           596087106      794   192,797  SH  N/A    SOLE       N/A     X    N/A   N/A
XENOPORT INC                    COMMON           98411C100      304    24,900  SH  N/A    SOLE       N/A     X    N/A   N/A
ALEXZA PHARMACEUTICALS INC      COMMON           015384100    4,384   559,147  SH  N/A    SOLE       N/A     X    N/A   N/A
DOUGLAS EMMETT INC              COMMON           25960P109    3,527   167,955  SH  N/A    SOLE       N/A     X    N/A   N/A
PATRIOT COAL CORP               COMMON           70336T104   54,124 1,607,340  SH  N/A    SOLE       N/A     X    N/A   N/A
FOREST OIL CORP                 COMMON PAR $0.01 346091705   26,048   549,772  SH  N/A    SOLE       N/A     X    N/A   N/A
                                                            538,063